Cash Flow Information - Interest and Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Supplemental Cash Flow Information [Abstract]
Interest paid during the year	$ 48	$ 75	$ 75
Income taxes paid during the year	10	30	59
Proceeds from Income Tax Refunds	$ 19	$ 172	$ 425